Prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid advertising	€ 6,267	€ 12,577
Other prepaid expenses	1,341	3,755
Other assets	738	2,426
Total	€ 8,346	€ 18,758